Schedule of Warrants and Notes Measured at Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Business Combination Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2024	$ 60	$ 12
Changes in fair value	(14)	48
Cash repayment
Conversions to Common Stock
Balance, December 31, 2025	46	60
PIPE Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2024	11	3
Changes in fair value	(2)	8
Cash repayment		(262)
Conversions to Common Stock	67
Balance, December 31, 2025	9	11
Standby Equity Purchase Agreement Put Option Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2024	186	434
Changes in fair value	(112)	(248)
Conversions to Common Stock
Balance, December 31, 2025	74	186
Standby Equity Purchase Agreement Forward Option Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2024
Changes in fair value	(67)	32
Conversions to Common Stock	67	(32)
Balance, December 31, 2025
PIPE Notes [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2024		1,734
Changes in fair value		(1,221)
Cash repayment
Conversions to Common Stock		(513)
Balance, December 31, 2025
Yorkville Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2024		1,718
Changes in fair value		(64)
Cash repayment		(262)
Conversions to Common Stock		(1,392)
Balance, December 31, 2025